STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

20. STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Group’s subsidiaries located in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of Group’s subsidiaries, affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. As of December 31, 2018, none of the Group’s PRC subsidiaries has a general reserve that reached 50% of their registered capital threshold. The Group did not made appropriation to these statutory reserve funds due to the loss position of the Group’s PRC subsidiaries for the year ended December 31, 2018.

For the year ended December 31, 2019, Beijing U-Tiger Business made appropriation to these statutory reserve funds of US$724,008 due to the profit position, which also reached the maximum required amount of 50% of its registered capital.

For the year ended December 31, 2020, Beijing XSYX Business made appropriation to these statutory reserve funds of US$1,939,543 due to the profit position, which was not reached the maximum required amount of 50% of its registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Group’s subsidiaries.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Group’s PRC subsidiaries.

20. STATUTORY RESERVES AND RESTRICTED NET ASSETS (Continued)

The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution were US$40,221,504 and US$48,315,519 as of December 31, 2019 and 2020, respectively.